Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets
The changes in goodwill for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$2,012,904	$1,925,518
Additions from acquisitions	142,287	26,934
Disposals	(5,682)	—
Foreign currency translation adjustments	(40,973)	60,452
Balance at end of year	$2,108,536	$2,012,904
The following sets forth the intangible assets by major asset class as of December 31, 2018 and 2017:

		2018		2017
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	9.07	$448,220	$(310,040)	$407,635	$(280,434)
Developed technology	11.74	770,955	(561,615)	771,893	(544,633)
Customer base, trademarks, and non-compete agreements	10.87	427,512	(323,024)	437,213	(292,356)
	10.72	$1,646,687	$(1,194,679)	$1,616,741	$(1,117,423)
Unamortized Intangible Assets:
In-process research and development		$23,035		$—
Goodwill		2,108,536		2,012,904
		$2,131,571		$2,012,904

The changes in intangible assets for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$499,318	$557,159
Additions	32,159	15,527
Additions from acquisitions	81,200	28,700
Amortization	(118,576)	(133,797)
Disposals	(4,426)	(897)
Foreign currency translation adjustments	(14,632)	32,626
Balance at end of year	$475,043	$499,318

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2019	$98,277
2020	$71,308
2021	$62,517
2022	$48,501
2023	$45,229